Sales Concentration (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Sales revenue, goods, net	$ 531,000	$ 186,000	$ 1,289,000	$ 729,000
Sales Revenue Net [Member] | U.S [Member]
Concentration risk, percentage			100.00%	97.00%
Sales Revenue Net [Member] | Foreign [Member]
Concentration risk, percentage				3.00%
Sales Revenue Net [Member] | Customer One [Member]
Concentration risk, percentage			37.00%
Sales Revenue Net [Member] | Other Individual Customer [Member]
Concentration risk, percentage			10.00%	10.00%
Sales Concentration [Member] | Customer One [Member]
Concentration risk, percentage				47.00%